FINANCIAL INSTRUMENTS - Notional and Carrying Amounts of the Senior Unsecured Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Carrying Amount	$ 555,261	$ 489,964
Senior Unsecured Notes | Hedges of net investment
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	400,000	250,000
Carrying Amount	$ 395,614	$ 246,236